Income Tax (Details) - HKD ($)		12 Months Ended
	Dec. 14, 2023	Dec. 31, 2023
Income Tax (Details) [Line Items]
Income tax rate	5.00%	50.00%
Assessable profits (in Dollars)		$ 2,000,000
Hong Kong [Member]
Income Tax (Details) [Line Items]
Income tax rate		8.25%
Top Wealth Group (International) Limited [Member]
Income Tax (Details) [Line Items]
Tax rate on assessable profits		16.50%